Segment reporting - Summary of Disaggregation of Revenue Geographically (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 1,292,210	€ 1,320,658	€ 908,019
Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	714,165	687,752	394,525
Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	578,045	632,906	513,494
Africa and Middle East
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 271,536	€ 217,377	€ 38,823
Percentage of entity's revenue	21.00%	17.00%	4.00%
Africa and Middle East | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 267,750	€ 212,027	€ 30,220
Percentage of entity's revenue	37.00%	31.00%	8.00%
Africa and Middle East | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 3,786	€ 5,350	€ 8,603
Percentage of entity's revenue	1.00%	1.00%	2.00%
Asia-Pacific
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 287,851	€ 329,750	€ 236,454
Percentage of entity's revenue	22.00%	25.00%	26.00%
Asia-Pacific | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 184,668	€ 201,887	€ 151,351
Percentage of entity's revenue	26.00%	29.00%	38.00%
Asia-Pacific | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 103,183	€ 127,863	€ 85,103
Percentage of entity's revenue	18.00%	20.00%	17.00%
Europe
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 159,553	€ 149,106	€ 194,750
Percentage of entity's revenue	12.00%	11.00%	21.00%
Europe | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 120,804	€ 129,248	€ 137,964
Percentage of entity's revenue	17.00%	19.00%	35.00%
Europe | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 38,749	€ 19,858	€ 56,786
Percentage of entity's revenue	7.00%	3.00%	11.00%
North America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 541,702	€ 593,652	€ 420,613
Percentage of entity's revenue	43.00%	45.00%	47.00%
North America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 123,756	€ 130,683	€ 71,667
Percentage of entity's revenue	18.00%	19.00%	18.00%
North America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 417,946	€ 462,969	€ 348,946
Percentage of entity's revenue	72.00%	73.00%	68.00%
South/Latin America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 31,568	€ 30,773	€ 17,379
Percentage of entity's revenue	2.00%	2.00%	2.00%
South/Latin America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 17,187	€ 13,907	€ 3,323
Percentage of entity's revenue	2.00%	2.00%	1.00%
South/Latin America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 14,381	€ 16,866	€ 14,056
Percentage of entity's revenue	2.00%	3.00%	3.00%